Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 7,970	¥ 749,561	¥ 728,469	$ 2,675	¥ 251,596	¥ 229,015
Accumulated benefit obligation	7,291	685,763	639,196	2,275	213,934	190,422
Fair value of plan assets	$ 1,757	¥ 165,262	¥ 153,945	$ 460	¥ 43,277	¥ 52,123